Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital
Summary of share purchase option activity within the Corporation's share-based compensation plan

A summary of share purchase option activity within the Corporation’s share-based compensation plan for the years ended December 31, 2020 and 2019 is as follows:

		Weighted Average
	Number of	Exercise Price
	Options	(C$)
Balance, December 31, 2018	1,668,408	$7.00
Options granted	576,000	8.75
Options expired	(54,338)	7.03
Options terminated via SAR	(78,750)	5.40
Options exercised	(138,695)	4.94
Balance December 31, 2019	1,972,625	$7.72
Options granted	442,500	5.72
Options expired	(20,125)	5.44
Options terminated via SAR	(60,250)	6.91
Options exercised	(375,162)	6.54
Balance, December 31, 2020	1,959,588	$7.40

Weighted average inputs used in the Black-Scholes option pricing mode

The fair value of options granted is estimated at the time of the grant using the Black-Scholes option pricing model. The weighted average inputs used in the Black-Scholes option pricing model are:

	December 31,	December 31,
	2020	2019
Fair value options granted	$3.23	$5.50
Risk-free interest rate	1.4%	1.8%
Expected term (in years)	5.0	5.0
Expected share price volatility	65%	64%
Expected dividend yield	—	—
Expected forfeiture	5%	5%

Summary of analysis of outstanding share purchase options

An analysis of outstanding share purchase options as at December 31, 2020 is as follows:

	Options Outstanding			Options Exercisable
			Weighted			Weighted
		Weighted	Average		Weighted	Average
Range of		Average	Remaining		Average	Remaining
Exercise		Exercise	Contractual		Exercise	Contractual
Prices (C$)	Number	Price (C$)	Life (Years)	Number	Price (C$)	Life (Years)
$3.10 - $4.40	162,213	$3.67	2.5	90,963	$3.42	1.1
$5.90 - $7.20	814,875	$6.23	3.0	425,088	$6.24	2.4
$8.20 - $8.90	419,375	$8.85	1.2	404,875	$8.85	1.2
$9.10 - $9.80	563,125	$9.59	2.8	298,313	$9.71	2.7
$3.10 - $9.80	1,959,588	$7.40	2.5	1,219,239	$7.75	2.0